Subsequent Event (Details) - Subsequent Event [Member] € in Thousands	Aug. 03, 2026	Aug. 06, 2026 BRL (R$)	Aug. 06, 2026 EUR (€)	Jul. 31, 2026 BRL (R$)	Jul. 31, 2026 USD ($)
Subsequent Event [Line Items]
Percentage of share capital	100.00%
Full amount of loan in value		R$ 1,500,000,000,000	€ 30,000,000,000	R$ 869,516,000,000	$ 170,000,000,000
Senior Units [Member]
Subsequent Event [Line Items]
Percentage of share capital	53.00%